Related Party Transactions (Detail Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 24, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock option compensation expenses		$ 29,984	$ 0	$ 255,772	$ 0
Consulting fees - related party		72,000	45,000	204,000	120,000
Expenditure in exploration		3,779	6,219	15,151	12,234
Rent fees		1,500	1,500	6,000
Owing to related parties		23,081		25,718
Fair value of stock option	$ 126,697	1,456,407		1,456,407
Proceeds from related party				250,000
North Big Smokey Property [Member]
Fair value of stock option			$ 126,697	$ 126,697
Common share receive			7,050,000	7,050,000
Proceeds from related party			$ 65,000	$ 65,000
Summa LLC [Member]
Other income		$ 10,000	0	$ 59,500	$ 98,000
Company investment percentage		25.00%		25.00%
Fish Lake Property [Member]
Fair value of stock option			$ 1,456,407	$ 1,456,407
Common share receive			35,226,951	35,226,951
Proceeds from related party			$ 150,000